Assumptions to Estimate Fair Value of Conversion Option of Convertible Bonds (Detail) (Significant unobservable inputs (Level 3), USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Significant unobservable inputs (Level 3)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Underlying share price	$ 4.45	$ 1.01
Conversion price	$ 19.125	$ 19.125
Time to maturity	4 years 3 months 15 days	5 years 15 days
Risk-free rate	1.12%	0.73%
Expected volatility	83.21%	99.74%
Comparable yield to maturity	10.94%	17.32%